Business Combination Involving Entities Under Common Control - Disclosure Detail Of Assets And Liabilities Post Business Combination (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016	[1]
Disclosure Detail Of Assets And Liabilities Post Business Combination [Line Items]
Current assets	¥ 466,913	¥ 438,241
Non-current assets	2,265,997	2,002,636
Total assets	2,732,910	2,440,877		¥ 2,413,499
Current liabilities	661,419	596,430
Non-current liabilities	627,186	435,556
Liabilities	1,288,605	1,031,986		1,035,511
Non-controlling interests	214,149	195,108
Total equity attributable to owner of the Company	¥ 1,444,305	1,408,891	[1]	¥ 1,377,988	¥ 1,372,735
The Group, as previously reported [Member]
Disclosure Detail Of Assets And Liabilities Post Business Combination [Line Items]
Current assets		433,128
Non-current assets		1,999,138
Total assets		2,432,266
Current liabilities		586,386
Non-current liabilities		435,222
Liabilities		1,021,608
Non-controlling interests		196,372
Total equity attributable to owner of the Company		1,214,286
Dalian West Pacific [Member]
Disclosure Detail Of Assets And Liabilities Post Business Combination [Line Items]
Current assets		5,126
Non-current assets		3,498
Total assets		8,624
Current liabilities		10,057
Non-current liabilities		334
Liabilities		10,391
Total equity attributable to owner of the Company		(1,767)
Consolidation adjustment [Member]
Disclosure Detail Of Assets And Liabilities Post Business Combination [Line Items]
Current assets		(13)
Total assets		(13)
Current liabilities		(13)
Liabilities		(13)
Non-controlling interests		(1,264)
Total equity attributable to owner of the Company		1,264
The Group as restated [Member]
Disclosure Detail Of Assets And Liabilities Post Business Combination [Line Items]
Current assets		438,241
Non-current assets		2,002,636
Total assets		2,440,877
Current liabilities		596,430
Non-current liabilities		435,556
Liabilities		1,031,986
Non-controlling interests		195,108
Total equity attributable to owner of the Company		¥ 1,213,783

[1]	The comparative amounts in the financial statements are presented as if the Dalian West Pacific had been consolidated from the beginning of the earliest financial year presented (see Note 40). Furthermore, the Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach chosen, the comparative information is not restated in this respect (see Note 3(aa)).